Commitments and Contingencies - Sales Commitments (Details) gal in Thousands, bbl in Thousands, $ in Thousands	Mar. 31, 2018 USD ($) bbl gal	Mar. 31, 2017 USD ($)
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ (5,250)	$ 10,976
Crude oil
Sales commitments for crude oil and natural gas
Fixed-price sale commitments, due in next twelve months	$ 77,132
Fixed-price sales commitments (in barrels/gallons), due in next twelve months | bbl	1,230
Total fixed-price sale commitments	$ 77,132
Total fixed-price sale commitments (in barrels/gallons) | bbl	1,230
Index-price sale commitments, due in next twelve months	$ 1,261,876
Index-price sale commitments (in barrels/gallons), due in next twelve months | bbl	20,262
Index-price sale commitments, due in second year	$ 94,660
Index-price commitments (in barrels/gallons), due in second year | bbl	1,599
Total index-price sale commitments	$ 1,356,536
Total index-price sale commitments (in barrels/gallons) | bbl	21,861
Natural gas liquids
Sales commitments for crude oil and natural gas
Fixed-price sale commitments, due in next twelve months	$ 26,140
Fixed-price sales commitments (in barrels/gallons), due in next twelve months | gal	30,917
Fixed-price sale commitments, due in second year	$ 356
Fixed-price sale commitments (in gallons), due in second year | gal	415
Fixed-price sale commitments, due in third year	$ 28
Fixed-price sale commitments (in gallons), due in third year | gal	30
Total fixed-price sale commitments	$ 26,524
Total fixed-price sale commitments (in barrels/gallons) | gal	31,362
Index-price sale commitments, due in next twelve months	$ 438,577
Index-price sale commitments (in barrels/gallons), due in next twelve months | gal	413,866
Index-price sale commitments, due in second year	$ 2,022
Index-price commitments (in barrels/gallons), due in second year | gal	2,253
Total index-price sale commitments	$ 440,599
Total index-price sale commitments (in barrels/gallons) | gal	416,119
Prepaid expenses and other current assets
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ 48,800
Accrued expenses and other payables
Sales commitments for crude oil and natural gas
Net commodity asset (liability)	$ 48,200